Expenses by nature - Depreciation and amortization (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Expenses by nature
Property, plant and equipment (Note 12)	¥ 13,275	¥ 9,895	¥ 39,212	¥ 24,042
Right-of-use assets (Note 13)	82,688	49,618	228,529	150,968
Intangible assets (Note 14)	5,166	5,806	16,014	15,692
Total	¥ 101,129	¥ 65,319	¥ 283,755	¥ 190,702